Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets of Define Useful Life
As of December 31, 2025 and 2024, intangible assets of definite useful life were summarized as follows:

	2025	2024
Extraction rights	$1,876	1,796
Internally developed software	1,311	1,137
Mining projects, industrial property and trademarks	85	78
Other intangible assets	450	390
Total intangible assets	3,722	3,401
Accumulated amortization	(1,732)	(1,481)
Total intangible assets, net	$1,990	1,920

Summary of Changes in Intangible Assets of Definite Life
Changes in intangible assets of definite life in 2025 and 2024, were as follows:

	2025	2024
Balance at beginning of period	$1,920	1,856
Additions	414	377
Disposals	(75)	(81)
Amortization for the period	(220)	(185)
Impairment (note 8)	(16)	—
Business combinations (note 5.1)	10	—
Foreign currency translations effect	(43)	(47)
Balance at end of period	$1,990	1,920